STATUTORY RESERVES AND RESTRICTED NET ASSETS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory Reserves Funds, Description	These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital, the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends.
Appropriations to the statutory reserve	¥ 6,467	¥ 3,129	¥ 4,277
PRC Subsidiaries [Member]
Net assets	¥ 229,527
Percentage Of Net Asset To Consolidated Net Assets	17.00%